Other Administrative Expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Administrative expense [Abstract]
Taxes	$ 6,857,288	$ 6,777,685	$ 6,692,245
Maintenance costs	3,566,839	3,360,058	3,071,164
Armored transportation services	4,115,986	3,328,370	5,204,120
Rent	4,089,859	2,831,862	2,014,989
Administrative expenses	3,198,627	2,448,388	2,604,533
Advertising	1,577,491	1,085,018	1,300,134
Electricity and communications	1,423,828	1,546,008	1,459,487
Other fees	1,381,023	1,458,779	1,425,538
Security services	1,066,955	1,159,401	994,656
Insurance	381,068	335,092	294,049
Travel expenses	162,711	179,304	342,184
Stationery and supplies	64,389	103,844	148,540
Other administrative expenses	4,480,680	3,701,985	3,172,046
TOTAL	$ 32,366,744	$ 28,315,794	$ 28,723,685